Employee Benefit Plans - Obligations and Funded Status (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 27, 2014	Dec. 28, 2013	Dec. 29, 2012
Pension Benefits [Member]
Change in benefit obligations:
Beginning of period	$ 25,644	$ 28,674
Service cost	75	295	$ 276
Interest cost	1,081	963	1,055
Actuarial loss (gain)	3,798	(2,674)
Benefits paid	(1,689)	(1,614)
End of period	28,909	25,644	28,674
Change in fair value of plan assets:
Beginning of period	19,074	17,863
Actual return on plan assets	526	1,512
Employer contributions	961	1,313
Benefits paid	(1,689)	(1,614)
End of period	18,872	19,074	17,863
Funded status of plans	(10,037)	(6,570)
Noncurrent liabilities	(10,037)	(6,570)
Liability recognized	(10,037)	(6,570)
Amounts recognized in accumulated other comprehensive loss:
Net actuarial loss	9,365	4,831
Total amount recognized	9,365	4,831
Healthcare & Life Ins [Member]
Change in benefit obligations:
Beginning of period	14,155	15,810
Service cost	106	236	207
Interest cost	493	513	585
Actuarial loss (gain)	1,992	(1,048)
Special termination benefits		39
Change in plan provision	(2,553)
Benefits paid	(837)	(1,395)
End of period	13,356	14,155	$ 15,810
Change in fair value of plan assets:
Employer contributions	837	1,395
Benefits paid	(837)	(1,395)
Funded status of plans	(13,356)	(14,155)
Current liabilities	(1,041)	(1,268)
Noncurrent liabilities	(12,315)	(12,887)
Liability recognized	(13,356)	(14,155)
Amounts recognized in accumulated other comprehensive loss:
Net actuarial loss	5,904	4,139
Prior service cost	(2,380)	(1,346)
Total amount recognized	$ 3,524	$ 2,793